Voya Limited Maturity Bond Portfolio Investment Objectives and Goals - Voya Limited Maturity Bond Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Voya Limited Maturity Bond Portfolio
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Portfolio seeks highest current income consistent with low risk to principal and liquidity.
Objective, Secondary [Text Block]	As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.